Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO – Joseph Chalom ($)(1)	Summary Compensation Table Total for PEO – Rob Phythian ($)(1)	Compensation Actually Paid to PEO – Joseph Chalom ($)(1)(2)(3)	Compensation Actually Paid to PEO - Rob Phythian ($)(1)(2)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(4)	Net Income (Loss) ($)
2025	10,453,756	11,025,001	6,959,882	4,773,798	5,374,711	3,625,945	47	(734,586,614)
2024	-	761,837	-	901,758	634,704	660,676	50	10,099,619
2023	-	488,428	-	691,300	911,674	1,092,856	100	(14,243,182)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,374,711	$ 634,704	$ 911,674
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,625,945	660,676	1,092,856
Equity Valuation Assumption Difference, Footnote [Text Block]

	2025 - PEO ($) Joseph Chalom	2025 - PEO ($) Rob Phythian	2025 -Non - PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	10,453,756	11,025,001	5,374,711
Deduct equity awards reported in SCT	(6,136,448)	(8,421,840)	(3,679,448)
Add year-end fair value of equity awards in covered fiscal year which are outstanding and unvested as of the end of the current fiscal year	2,642,575	-	1,512,174
Add the change in fair value as of the end of the current fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that remain outstanding and unvested as of the end of the current fiscal year	-	-	(3,265)
Add the change in fair value from the end of the prior fiscal year to the vest date for awards granted in prior years that vested in the current year	-	-	3,274
Add the fair value as of the vesting dates for awards that are granted and vested in the same current fiscal year	-	2,170,638	58,500
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the current fiscal year	-	-	-
Add the dollar value of any dividends, dividend equivalents, or other earnings paid on stock or option awards in the current fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	-	-	-
Compensation Actually Paid	6,959,882	4,773,798	3,265,945

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Shareholder Return

The Company’s total shareholder return (“TSR”) declined significantly over the period presented, reflecting the volatility in the Company’s stock price. Compensation actually paid to our PEOs and Non-PEO NEOs during the period is influenced by the fair value of equity awards, which fluctuates with changes in the Company’s stock price. As a result, CAP amounts may increase or decrease from year to year based on stock price performance, regardless of whether new equity awards are granted.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Net income (loss) varied significantly during the period presented, including a substantial net loss for fiscal 2025 primarily related to non-cash charges associated with the Company’s digital asset strategy and related accounting adjustments. Because a significant portion of executive compensation is delivered in the form of equity awards, CAP amounts do not directly correspond to net income (loss) for the applicable fiscal year.

Total Shareholder Return Amount	[4]	$ 47	50	100
Net Income (Loss) Attributable to Parent		$ (734,586,614)	10,099,619	(14,243,182)
PEO Name		Mr. Chalom and Mr. Phythian
Additional 402(v) Disclosure [Text Block]		The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which requires that we, among other things, report the amount of “compensation actually paid” to our named executive officers.
Joseph Chalom [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total Compensation	[1]	$ 10,453,756
Compensation Actually Paid	[1],[2],[3]	6,959,882
Joseph Chalom [Member] | Deduct Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(6,136,448)
Joseph Chalom [Member] | Add Year End Fair Value Of Equity Awards In Covered Fiscal Year Which Are Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		2,642,575
Joseph Chalom [Member] | Add The Change In Fair Value As Of The End Of The Current Fiscal Year From The End Of The Prior Fiscal Year Of Aany Aawards Granted In Prior Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Joseph Chalom [Member] | Add The Change In Fair Value From The End Of The Prior Fiscal Year To The Vest Date For Awards Granted In Prior Years That Vested In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Joseph Chalom [Member] | Add The Fair Value As Of The Vesting Dates For Awards That Are Granted And Vested In The Same Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Joseph Chalom [Member] | Deduct The Fair Value At The End Of The Prior Fiscal Year For Awards Granted In Prior Years That Forfeited During The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Joseph Chalom [Member] | Add The Change In Fair Value From The End Of The Prior Fiscal Year To The Vest Date For Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Rob Phythian [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total Compensation	[1]	11,025,001	761,837	488,428
Compensation Actually Paid	[1],[2],[3]	4,773,798	$ 901,758	$ 691,300
Rob Phythian [Member] | Deduct Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(8,421,840)
Rob Phythian [Member] | Add Year End Fair Value Of Equity Awards In Covered Fiscal Year Which Are Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Rob Phythian [Member] | Add The Change In Fair Value As Of The End Of The Current Fiscal Year From The End Of The Prior Fiscal Year Of Aany Aawards Granted In Prior Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Rob Phythian [Member] | Add The Change In Fair Value From The End Of The Prior Fiscal Year To The Vest Date For Awards Granted In Prior Years That Vested In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Rob Phythian [Member] | Add The Fair Value As Of The Vesting Dates For Awards That Are Granted And Vested In The Same Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		2,170,638
Rob Phythian [Member] | Deduct The Fair Value At The End Of The Prior Fiscal Year For Awards Granted In Prior Years That Forfeited During The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Rob Phythian [Member] | Add The Change In Fair Value From The End Of The Prior Fiscal Year To The Vest Date For Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total Compensation		5,374,711
Compensation Actually Paid		3,265,945
Non-PEO NEO [Member] | Deduct Equity Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(3,679,448)
Non-PEO NEO [Member] | Add Year End Fair Value Of Equity Awards In Covered Fiscal Year Which Are Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		1,512,174
Non-PEO NEO [Member] | Add The Change In Fair Value As Of The End Of The Current Fiscal Year From The End Of The Prior Fiscal Year Of Aany Aawards Granted In Prior Years That Remain Outstanding And Unvested As Of The End Of The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		(3,265)
Non-PEO NEO [Member] | Add The Change In Fair Value From The End Of The Prior Fiscal Year To The Vest Date For Awards Granted In Prior Years That Vested In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		3,274
Non-PEO NEO [Member] | Add The Fair Value As Of The Vesting Dates For Awards That Are Granted And Vested In The Same Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount		58,500
Non-PEO NEO [Member] | Deduct The Fair Value At The End Of The Prior Fiscal Year For Awards Granted In Prior Years That Forfeited During The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount
Non-PEO NEO [Member] | Add The Change In Fair Value From The End Of The Prior Fiscal Year To The Vest Date For Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to compensation amount

[1]	Our principal executive officers (“PEOs”) were (i) for 2023 and 2024, Mr. Phythian, and (ii) for 2025 Mr. Chalom and Mr. Phythian. The Non-PEO named executive officers (“Non-PEO NEOs”) for each year presented are listed below:
[2]	CAP reflects the exclusion of the grant-date fair value of equity awards reported in the SCT and the inclusion of the fair value of equity awards determined in accordance with ASC Topic 718, Compensation—Stock Compensation, based on the measurement dates prescribed by Item 402(v) of Regulation S-K.
[3]	The amounts shown as Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not represent amounts actually earned, realized or received by the Company’s named executive officers. CAP reflects adjustments to the Summary Compensation Table (“SCT”) total compensation for each applicable year, as described in footnote (3) below.
[4]	Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in the Company’s common stock beginning on December 29, 2023 (the last trading day of fiscal 2023) and ending on the last trading day of the applicable fiscal year, assuming reinvestment of all dividends. The TSR reflected in the table above may not be indicative of future performance.